CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
General and administrative expense	$ 355,550	$ 0	$ 395,301	$ 85
Loss from operations	(355,550)	0	(395,301)	(85)
Other income (expense):
Change in fair value of warrants	(232,560)	0	(223,380)	0
Interest earned on marketable securities held in Trust Account	4,142	0	5,973	0
Other expense, net	(228,418)	0	(217,407)	0
Loss before income taxes	(583,968)	0	(612,708)	(85)
Net loss	$ (583,968)	0	$ (612,708)	$ (85)
Class A Common Stock Subject to Redemption
Other income (expense):
Net loss		$ 0
Basic weighted average shares outstanding	11,117,004		11,117,625
Diluted weighted average shares outstanding	11,117,004	0	11,117,625	0
Basic income (loss) per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted net income (loss) per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class A Common Stock Not Subject to Redemption
Other income (expense):
Net loss	$ (583,968)	$ 0	$ (612,708)	$ (85)
Basic weighted average shares outstanding	3,665,996	0	3,253,309	2,500,000
Diluted weighted average shares outstanding	3,665,996	0	3,253,309	2,500,000
Basic income (loss) per share	$ (0.16)	$ 0.00	$ (0.19)	$ 0.00
Diluted net income (loss) per share	$ (0.16)	$ 0.00	$ (0.19)	$ 0.00